Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are discretionary and are generally granted to our NEOs early in a given year for performance in the prior year. In certain circumstances, including the hiring or promotion of an NEO, the MDC Committee may approve grants to be effective at other times. The Company does not currently grant stock options to its employees. The MDC Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are generally granted to our NEOs early in a given year for performance in the prior year. In certain circumstances, including the hiring or promotion of an NEO, the MDC Committee may approve grants to be effective at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The MDC Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false